Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies Text Block Abstract
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 01 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

CORPORATE INFORMATION

Banco Santander-Chile is a banking corporation (limited company) operating under the laws of the Republic of Chile, headquartered at Bandera N°140, Santiago. The corporation provides a broad range of general banking services to its customers, ranging from individuals to major corporations. Banco Santander-Chile and its subsidiaries (collectively referred to herein as the “Bank” or “Banco Santander-Chile”) offers commercial and consumer banking services, including (but not limited to) factoring, collection, leasing, securities and insurance brokering, mutual and investment fund management brokering, and investment banking. Banco Santander Spain controls Banco Santander-Chile through its holdings in Teatinos Siglo XXI Inversiones Ltda. and Santander Chile Holding S.A., which are controlled subsidiaries of Banco Santander Spain. As of December 31, 2022 Banco Santander Spain owns or controls directly and indirectly 99.5% of Santander Chile Holding S.A. and 100% of Teatinos Siglo XXI Inversiones Ltda. Banco Santander Spain, through its subsidiaries, has control over 67.18% of the Bank’s shares.

a.	Basis of preparation

These Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) (hereinafter referred to as IFRS).

For purposes of these financial statements we use certain terms and conventions. References to “US$”, “U.S. dollars” and “dollars” are to United States dollars, references to “EUR” are to European Economic Community Euro, references to “CNY” are to Chinese Yuan, reference to “JPY” are to Japanese Yuan, references to “CHF” are to Swiss franc, references to “Chilean pesos”, “pesos” or “Ch$” are to Chilean pesos, and references to “UF” are to Unidades de Fomento. The UF is an inflation-indexed Chilean monetary unit with a value in Chilean pesos that changes daily to reflect changes in the official Consumer Price Index (“CPI”) of the Instituto Nacional de Estadísticas (the Chilean National Institute of Statistics) for the previous month.

The UF is revalued in monthly cycles. Each day in the period beginning on the tenth day of the current month through the ninth day of the succeeding month, the nominal peso value of the UF is indexed up (or down in the event of deflation) in order to reflect a proportionate amount of the change in the Chilean Consumer Price Index during the prior calendar month. One UF is equaled to Ch$35,110.98 as of December 31, 2022 and Ch$30,991.74 as of December 31, 2021. In 2022, UF inflation was 13.3% compared to 6.6% in 2021. The effect of any changes in the nominal peso value of our UF-denominated interest earning assets and interest bearing liabilities is reflected in our results of operations as an increase (or decrease, in the event of deflation) in interest income and expense, respectively.

The Notes to the Consolidated Financial Statements contain additional information to support the figures submitted in the Consolidated Statements of Financial Position, Consolidated Statements of Income, Consolidated Statements of Comprehensive Income, Consolidated Statements of Changes in Equity and Consolidated Statements of Cash Flows for the period.

b.	Basis of preparation for the Consolidated Financial Statements

The Consolidated Financial Statements for the years ended December 31, 2022, 2021 and 2020, incorporate the financial statements of the entities over which the Bank has control (including structured entities); and includes the adjustments, reclassifications and eliminations needed to comply with the accounting and valuation criteria established by IFRS. Control is achieved when the Bank:

i.	has power over the investee;

ii.	is exposed, or has rights, to variable returns from its involvement with the investee; and

iii.	has the ability to use its power to affect its returns.

The Bank reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above. When the Bank has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities over the investee unilaterally. The Bank considers all relevant facts and circumstances in assessing whether or not the Bank’s voting rights in an investee are sufficient to give it power, including:

●	the size of the Bank’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders;

●	potential voting rights held by the Bank, other vote holders or other parties;

●	rights arising from other agreements; and

●	any additional facts and circumstances that indicate that the Bank has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Consolidation of a subsidiary begins when the Bank obtains control over the subsidiary and ceases when the Bank loses control over the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the Consolidated Statements of Income and Comprehensive Income from the date the Bank gains control until the date when the Bank ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income are attributed to the owners of the Bank and to the non-controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Bank and to the non-controlling interests even if this results in the non-controlling interests having a deficit in certain circumstances.

When necessary, adjustments are made to the financial statements of the subsidiaries to ensure their accounting policies are consistent with the Bank’s accounting policies. All intragroup assets, liabilities, equity, income, expenses and cash flows relating to transactions between consolidated entities are eliminated in full on consolidation.

Changes in the consolidated entities ownership interests in subsidiaries that do not result in a loss of control over the subsidiaries are accounted for as equity transactions. The carrying values of the Bank’s equity and the non-controlling interests’ equity are adjusted to reflect the changes to their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognised directly in equity and attributed to owners of the Bank.

In addition, third parties’ shares in the Bank’s consolidated equity are presented as “Non-controlling interests” in the Consolidated Statements of Changes in Equity. Their share in the income for the year is presented as “Attributable to non-controlling interest” in the Consolidated Statements of Income.

The following companies are considered entities controlled by the Bank and are therefore within the scope of consolidation:

i.	Entities controlled by the Bank through participation in equity

			Percent ownership share
			As of December 31,
		Place of	2022			2021			2020
	Main	Incorporation	Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
Name of the Subsidiary	Activity	and operation	%	%	%	%	%	%	%	%	%
Santander Corredora de Seguros Limitada	Insurance brokerage	Santiago, Chile	99.75	0.01	99.76	99.75	0.01	99.76	99.75	0.01	99.76
Santander Corredores de Bolsa Limitada	Financial instruments brokerage	Santiago, Chile	50.59	0.41	51.00	50.59	0.41	51.00	50.59	0.41	51.00
Santander Asesorias Financieras Limitada	Securities brokerage	Santiago, Chile	99.03	-	99.03	99.03	-	99.03	99.03	-	99.03
Santander S.A. Sociedad Securitizadora	Purchase of credits and issuance of debt instruments	Santiago, Chile	99.64	-	99.64	99.64	-	99.64	99.64	-	99.64
Klare Corredora de Seguros S.A.	Insurance brokerage	Santiago, Chile	50.10	-	50.10	50.10	-	50.10	50.10	-	50.10
Santander Consumer Chile S.A.	Financing	Santiago, Chile	51.00	-	51.00	51.00	-	51.00	51.00	-	51.00
Sociedad operadora de Tarjetas de Pago Santander Getnet Chile S.A. (1)	Card operator	Santiago, Chile	99.99	0.01	100.00	99.99	0.01	100.00	99.99	0.01	100.00

The detail of non-controlling participation on all the remaining subsidiaries can be seen in Note 24– Non-controlling interest.

ii.	Entities controlled by the Bank through other considerations

The following companies have been consolidated based on the determination that the Bank has control as previously defined above and in accordance with IFRS 10 “Consolidated Financial Statements” (IFRS 10):

-	Santander Gestión de Recaudación y Cobranza Limitada (collection services)

-	Bansa Santander S.A. (financing revolving inventory lines to automotive dealers)

-	Multiplica SpA (Development card incentive programmes)

iii.	Associates

An associate is an entity over which the Bank has significant influence. Significant influence, in this case, is defined as the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies. An investment in an associate is accounted for using the equity method from the date on which the investee becomes an associate.

The following companies are considered “Associates” in which the Bank accounts for its participation using the equity method:

			Percentage of ownership share
		Place of	As of December 31,
		Incorporation	2022	2021	2020
Associates	Main activity	and operation	%	%	%
Redbanc S.A.	ATM services	Santiago, Chile	33.43	33.43	33.43
Transbank S.A.	Debit and credit card services	Santiago, Chile	25.00	25.00	25.00
Centro de Compensación Automatizado S.A.	Electronic fund transfer and compensation services	Santiago, Chile	33.33	33.33	33.33
Sociedad Interbancaria de Depósito de Valores S.A.	Delivery of securities on public offer	Santiago, Chile	29.29	29.29	29.29
Cámara Compensación de Pagos de Alto Valor S.A.	Payments clearing	Santiago, Chile	15.00	15.00	15.00
Administrador Financiero del Transantiago S.A.	Administration of boarding passes to public transportation	Santiago, Chile	20.00	20.00	20.00
Servicios de Infraestructura de Mercado OTC S.A.	Administration of the infrastructure for the financial market of derivative instruments	Santiago, Chile	12.48	12.48	12.48

In the case of Cámara Compensación de Pagos Alto Valor S.A., Banco Santander-Chile has a representative on the Board of Directors. As per the definition of associates, the Bank has concluded that it exerts significant influence over those entities.

In the case of Servicios de Infraestructura de Mercado OTC S.A., the Bank actively participates, through its executives, in the administration and in the process of organization, which is why the Administration has concluded that it exerts significant influence on it.

c.	Non-controlling interest

Non-controlling interest represents the portion of net income and net assets which the Bank does not own, either directly or indirectly. It is presented as “Attributable to non-controlling interest” separately in the Consolidated Statements of Income, and separately from shareholders’ equity in the Consolidated Statements of Financial Position.

In the case of entities controlled by the Bank through other considerations, income and equity are presented in full as non-controlling interest, since the Bank controls them, but does not have any ownership expressed as a percentage.

d.	Reporting segments

Operating segments are components of an entity:

i.	that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses from transactions with other components of the same entity);

ii.	whose operating results are regularly reviewed by the entity’s chief executive officer, who makes decisions about resources allocated to the segment and assess its performance; and

iii.	for which discrete financial information is available.

Two or more segments can be combined only if aggregation is consistent with International Financial Reporting Standard 8 “Operating Segments” (IFRS 8) and the segments have similar economic characteristics and are similar in each of the following respects:

i.	the nature of the products and services;

ii.	the nature of the production processes;

iii.	the type or class of customers that use their products and services;

iv.	the methods used to distribute their products or services; and

v.	if applicable, the nature of the regulatory environment, for example, banking, insurance, or public utilities.

The Bank reports separately on each operating segment that exceeds any of the following quantitative thresholds:

i.	its reported revenue, from both external customers and intersegment sales or transfers, is 10% or more of the combined internal and external revenue of all the operating segments.

ii.	the absolute amount of its reported profit or loss is 10% or more of the greater in absolute amount of: (i) the combined reported profit of all the operating segments that did not report a loss; (ii) the combined reported loss of all the operating segments that reported a loss.

iii.	its assets represent 10% or more of the combined assets of all the operating segments.

Operating segments that do not meet any of the quantitative threshold may be treated as segments to be reported, in which case the information must be disclosed separately if management believes it could be useful for the users of the Consolidated Financial Statements.

Information about other business activities of the operating segments not separately reported is combined and disclosed in the “Other segments” category.

e.	Functional and presentation currency

According to International Accounting Standard (IAS) 21 “The Effects of Changes in Foreign Exchange Rates”, the Chilean peso, which is the currency of the primary economic environment in which the Bank operates and the currency which influences its costs and revenue structure, has been defined as the Bank’s functional and presentation currency.

Accordingly, all balances and transactions denominated in currencies other than the Chilean Peso are treated as “foreign currency”.

The Bank maintains its accounting records and prepares its financial statements in Chilean pesos.

f.	Foreign currency transactions

The Bank performs transactions in foreign currencies, mainly in U.S. dollar. Assets and liabilities denominated in foreign currencies, held by the Bank and its subsidiaries are translated to Chilean pesos at the representative market exchange rate of the month for the reported period; the rate used was Ch$849.59 as of December 31, 2022 (Ch$854.48 per US$1 as of December 31, 2021).

The amounts of net foreign exchange gains and losses includes recognition of the effects that exchange rate variations have on assets and liabilities denominated in foreign currencies and the profits and losses on foreign exchange spot and forward transactions undertaken by the Bank.

g.	Classification and measurement of financial instrument

I.	Classification of financial instrument

i.	Classification of financial assets

Financial assets are classified into a measurement category based on both the Bank’s business model for managing the financial asset and the contractual cash flow characteristics of the financial asset.

Contractual cash flow assessment determines if the cash flows from the financial asset meet the SPPI (solely payment of principal and interest) criterion, i.e., whether the contractual terms of the financial asset give rise, on specific dates, to cash flows that are solely payments of principal and interest. Principal is the fair value of the financial assets at initial recognition, and interest is the consideration for the time value of money, the credit risk associated with the principal outstanding, and also may include liquidity risk, administrative cost and profit margin.

For classification process the Bank perform the SPPI test, which assesses the contractual term to identify whether they meet SPI criterion, i.e., the contract is a basic lending arrangement. The Bank applies judgement and considers relevant factors such as currency in which the financial asset is denominated, and period for which the interest rate is set.

Business model refers to how the Bank manages its financial assets in order to generate cash flows. The Bank determined its business model on initial application of IFRS 9 at the level that best reflects how it manages groups of financial assets to achieve its business objective.

The Banks’s business model is not assessed on an instrument-by- instrument basis, but at a higher level of aggregated portfolio and is based on observable factors such as: performance of the financial assets, the risk that affect the performance, and the expected frequency, value and timing of sales.

In accordance with IFRS 9 the business models are:

●	Held to collect business model (HTC) - financial assets that are held within a business model whose objective is to hold assets in order to collect contractual cash flows are managed to realize cash flows by collecting contractual payments over the life of the instrument, under this business model sales made when there is an increase in the credit risk, or to manage credit concentration risk are not inconsistent with a business model whose objective is to hold financial assets to collect contractual cash flows.

●	Held to collect and sell (HTC&S) - financial assets under this business model achieve the objective by both collecting contractual cash flows and selling financial assets, then involve a greater frequency and value of sales than HTC business model.

●	Other business model - financial assets held in this business has the objective of realizing cash flows through the sale of the assets. The Bank makes decisions based on the assets’ fair values and manages the assets to realize those fair values.

In accordance to the above mentioned, financial instruments are assigned to portfolios which represent specific business models. Each portfolio has its proper business objective and seek to face liquidity risk, inflation and interest rate risk effectively.

Due to exceptional changes arose in the liquidity market, changes that we expect to face in the short and middle term, the Bank is requiring to maintain certain collaterals with 2024-2026 maturity to guarantee a loan programme led by the Chilean Central Bank (“FCIC”), and also is required to establishing greater Technical Reserves due to increase in currents accounts, time deposits and other on demand deposits from our clients. For this reason, the Bank has to create a new business model “Held-to-collect” whose objective is to manage properly the prevailing high level of liquidity, where additionally the Bank has the intention and the ability to hold them until maturity.

The Bank classified all financial liabilities as subsequently measured at amortised cost, except for derivatives that are liabilities, which are measured at fair value through profit or loss.

ii.	Reclassification

Reclassification of financial assets is required if, and only if, the objective of the Bank’s business model for managing those financial assets changes. Financial liabilities cannot be reclassified.

II. Measurement of financial instruments

i.	Initial measurement

On initial recognition, financial assets and financial liabilities are measured at the transaction price, i.e. the fair value of the consideration given or received (IFRS 13). In the case of financial instruments not at fair value through profit or loss are directly attributable to the acquisition or issue of the financial asset or financial liability.

ii.	Subsequent measurement- financial assets

After initial recognition, the Bank shall measure a financial asset at:

(a)	Amortised cost

Financial assets that are held in a business model to collect the contractual cash flows and contain contractual terms that give rise on specific dates to cash flows that are SPPI, are measured at amortised cost.

The effective interest method is used in the calculation of the amortised cost of a financial asset or a financial liability and in the allocation and recognition of the interest revenue or interest expense in profit or loss over the relevant period. The effective interest rate (EIR) is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial asset or financial liability to the gross carrying amount of a financial asset or to the amortised cost of a financial liability.

(b)	Fair value through other comprehensive income (FVOCI)

Financial assets that are debt instruments held in a business model that is achieved by both collecting contractual cash flows and selling, and that contain contractual terms that give rise on specific dates to cash flows that are SPPI, are measured at FVOCI. They are subsequently remeasured at fair value and changes therein (except for those relating to impairment, interest income and foreign currency exchange gains and losses) are recognised in other comprehensive income, until the assets are sold. Upon disposal, the cumulative gain and losses in OCI are recognised in the income statements.

(c)	Fair value through profit or loss (FVTPL)

Financial assets that do not contain contractual terms that give rise on specified dates to cash flows that are SPPI, or if the financial assets, or if the financial asset is not held in a business model that is either (i) a business model to collect the contractual cash flows or (ii) a business model that is achieved by both collecting contractual cash flows and selling.

Financial assets held for trading are recognised at fair value through profit or loss, likewise derivatives contracts for trading purposes.

(d)	Equity instruments

For certain equity instruments, the Bank may make an irrevocable election to present subsequent changes in the fair value of the instrument in other comprehensive income, except for dividend income which is recognised in profit or loss. Gains or losses on derecognition of these equity instruments are not transferred to profit or loss.

iii.	Subsequent measurement- financial liabilities

After initial recognition, the Bank shall measure a financial liability at amortised cost.

III. Derecognition of financial assets and liabilities

Financial assets are derecognised when, and only when:

●	the contractual rights to the cash flows from the financial asset expire, or

●	the Bank transfers substantially all the risks and rewards of ownership of the financial asset, and therefore the Bank derecognises the financial asset and recognise separately any rights and obligations created or retained in the transfer.

In some cases, the Bank enters into transactions for which it retains the contractual rights to receive the cash flows of the financial asset, but assumes a contractual obligation to pay the cash flows in an arrangement that meets all the conditions required, i.e. the Bank only transfers collected amounts from original assets, selling or pledging original assets is prohibited, and the Bank has the obligation to remit cash flows collected without material delay.

When a financial asset is sold and the Bank simultaneously agrees to repurchase it (or an asset that is substantially the same) at a fixed price on a future date, the Bank continues to recognise the financial assets in their entirety in the statements of financial position because it retains substantially all of the risks and rewards of ownership. The cash consideration received is recognised as a financial asset and a financial liability is recognised for the obligation to pay the repurchase price.

Financial liabilities are derecognised when, and only when, they are extinguished, cancelled or expired.

IV. Contingent loan

The Bank issues contingent liabilities (including letters of credit, foreign letters of credit and performance guarantee) and loan commitments.

Contingent liabilities and undrawn loan commitments are commitments under which, over the duration of the commitment, the Bank is required to provide a loan with pre-specified term to the customer.

The nominal contractual loan value, when the loan agreed to be provided is on market terms, is not recorded in the statements of financial position. The related ECL allowances are disclosed in Note 19.

V. Offsetting of financial instruments

Financial asset and liability balances are offset, i.e., reported in the Consolidated Statements of Financial Position at their net amount, only if there is a legally enforceable right to offset the recorded amounts and the Bank intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously. As of December 31, 2022 and 2021 the Bank does not have balance offsetting of financial instruments.

h.	Derivatives and hedging activities

The Bank has elected to continue applying the hedge accounting requirements of IAS 39 on adoption of IFRS 9.

A “financial derivative” is a financial instrument whose value changes in response to the changes in an underlying observable market variable (such as an interest rate, a foreign exchange rate, a financial instrument’s price, or a market index, including credit ratings), whose initial investment is very small compared with other financial instruments having a similar response to changes in market factors, and which is generally settled at a future date.

For presentation purposes, derivatives are presented in accordance with its positive or negative fair value as assets or liabilities, respectively, and include trading and hedging instruments separately (see Note 6).

Hedging transactions

The bank has elected to continue applying the hedge accounting requirements in IAS 39 instead of the requirements of IFRS 9, thus the Bank uses financial derivatives for the following purposes:

i.	to sell to customers who request these instruments in the management of their market and credit risks;

ii.	to use these derivatives in the management of the risks of the Bank entities’ own positions and assets and liabilities (“hedging derivatives”), and

iii.	to obtain profits from changes in the price of these derivatives (trading derivatives).

All financial derivatives that are not held for hedging purposes are accounted for as trading derivatives.

A derivative qualifies for hedge accounting if all the following conditions are met:

1.	The derivative hedges one of the following three types of exposure:

a.	Changes in the value of assets and liabilities due to fluctuations, among others, in the interest rate and/or exchange rate to which the position or balance to be hedged is subject (“fair value hedge”);

b.	Changes in the estimated cash flows arising from financial assets and liabilities, and highly probable forecasted transactions (“cash flow hedge”);

c.	The net investment in a foreign operation (“hedge of a net investment in a foreign operation”).

2.	It is effective in offsetting exposure inherent in the hedged item or position throughout the expected term of the hedge, which means that:

a.	At the date of arrangement the hedge is expected, under normal conditions, to be highly effective (“prospective effectiveness”).

b.	There is sufficient evidence that the hedge was actually effective during the life of the hedged item or position (“retrospective effectiveness”).

The changes in the value of financial instruments qualifying for hedge accounting are recorded as follows:

i.	For fair value hedges, the gains or losses arising on both hedging instruments and the hedged items (attributable to the type of risk being hedged) are included as “Net income (expense) from financial operations” in the Consolidated Statements of Income.

ii.	For fair value hedges of interest rate risk on a portfolio of financial instruments (macrohedges), gains or losses that arise in measuring hedging instruments within “Interest income and expense”, and other gains or losses due to changes in fair value of the underlying hedged item (attributable to the hedged risk) are recorded in the Consolidated Statements of Income under “Net income (expense) from financial operations”.

iii.	For cash flow hedges, the change in fair value of the hedging instrument is included as “Cash flow hedge” in “Other comprehensive income”.

iv.	The differences in valuation of the hedging instrument corresponding to the ineffective portion of the cash flow hedging transactions are recorded directly in the Consolidated Statements of Income under “Net income (expense) from financial operations”.

If a derivative designated as a hedging instrument no longer meets the requirements described above due to expiration, ineffectiveness or for any other reason, hedge accounting treatment is discontinued. When “fair value hedging” is discontinued, the fair value adjustments to the carrying amount of the hedged item arising from the hedged risk are amortised to gain or loss from that date, where applicable.

When cash flow hedges are discontinued, any cumulative gain or loss of the hedging instrument recognised under “Other comprehensive income” (from the period when the hedge was effective) remains recorded in equity until the hedged transaction occurs, at which time it is recorded in the Consolidated Statements of Income, unless the transaction is no longer expected to occur, in which case any cumulative gain or loss is recorded immediately in the Consolidated Statements of Income.

i.	Fair value measurement

In general, financial assets and liabilities are initially recognised at fair value which, in the absence of evidence to the contrary, is deemed to be the transaction price. Financial instruments, other than those measured at fair value through profit or loss, are initially recognised at fair value plus transaction costs. Subsequently, and at the end of each reporting period, financial instruments are measured pursuant to the following criteria:

i.	Valuation of financial instruments

Financial assets are measured according to their fair value, gross of any transaction costs that may be incurred in the course of a sale, except for loans and accounts receivable from customers.

“Fair value” is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal (or most advantageous) market at the measurement date under current market conditions (i.e. an exit price) regardless of whether that price is directly observable or estimated using another valuation technique. When measuring fair value an entity shall take into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

The fair value measurement assumes that the transaction to sell the asset or transfer the liability takes place either: (a) in the principal market for the asset or liability, or (b) in the absence of a principal market, the most advantageous market for the asset or liability. Even when there is no observable market to provide pricing information in connection with the sale of an asset or the transfer of a liability at the measurement date, the fair value measurement shall assume that the transaction takes place, considered from the perspective of a potential market participant who intends to maximize value associated with the asset or liability.

When using valuation techniques, the Bank shall maximize the use of relevant observable inputs and minimize the use of unobservable inputs as available. If an asset or a liability measured at fair value has a bid price and an ask price, the price within the bid-ask spread that is most representative of fair value in the circumstances shall be used to measure fair value regardless of where the input is categorized within the fair value hierarchy (i.e. Level 1, 2 or 3). IFRS 13 establishes a fair value hierarchy that categorizes into three levels the inputs to valuation techniques used to measure fair value. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1 inputs) and the lowest priority to unobservable inputs (Level 3 inputs).

All derivatives are recorded in the Consolidated Statements of Financial Position at the fair value previously described. This value is compared to the valuation as at the trade date. If the fair value is subsequently measured positive, this is recorded as an asset. If the fair value is subsequently measured negative, this is recorded as a liability. The fair value on the trade date is deemed, in the absence of evidence to the contrary, to be the transaction price. The changes in the fair value of derivatives from the trade date are recorded in “Net income (expense) from financial operations” in the Consolidated Statements of Income.

Specifically, the fair value of financial derivatives included in the portfolios of financial assets or liabilities held for trading is deemed to be their daily quoted price. If, for exceptional reasons, the quoted price cannot be determined on a given date, the fair value is determined using similar methods to those used to measure over the counter (OTC) derivatives. The fair value of OTC derivatives is the sum of the future cash flows resulting from the instrument, discounted to present value at the date of valuation (“present value” or “theoretical close”) using valuation techniques commonly used by the financial markets: “net present value” (NPV) and option pricing models, among other methods. Also, within the fair value of derivatives are included Credit Valuation Adjustment (CVA) and Debit Valuation Adjustment (DVA), all with the objective that the fair value of each instrument includes the credit risk of its counterparty and Bank´s own risk. The Credit valuation adjustment (CVA) is a valuation adjustment to OTC derivatives as a result of the risk associated with the credit exposure assumed by each counterparty.

The CVA is calculated taking into account potential exposure to each counterparty in each future period. The debit valuation adjustment (DVA) is a valuation adjustment similar to the CVA but, in this case, it arises as a result of the Bank’s own risk assumed by its counterparties in OTC derivatives.

ii.	Valuation techniques

Financial instruments at fair value, determined on the basis of price quotations in active markets, include government debt securities, private sector debt securities, equity shares, short positions, and fixed-income securities issued.

In cases where price quotations cannot be observed in available markets, the Bank’s management determines a best estimate of the price that the market would set using its own internal models. In most cases, these models use data based on observable market parameters as significant inputs however for some valuations of financial instruments, significant inputs are unobservable in the market. To determine a value for those instruments, various techniques are employed to make these estimates, including the extrapolation of observable market data.

The most reliable evidence of the fair value of a financial instrument on initial recognition usually is the transaction price, however due to lack of availability of market information, the value of the instrument may be derived from other market transactions performed with the same or similar instruments or may be measured by using a valuation technique in which the variables used include only observable market data, mainly interest rates.

The main techniques used as of December 31, 2022 and 2021 by the Bank’s internal models to determine the fair value of the financial instruments are as follows:

i.	In the valuation of financial instruments permitting static hedging (mainly forwards and swaps), the present value method is used. Estimated future cash flows are discounted using the interest rate curves of the related currencies. The interest rate curves are generally observable market data.

ii.	In the valuation of financial instruments requiring dynamic hedging (mainly structured options and other structured instruments), the Black-Scholes model is normally used. Where appropriate, observable market inputs are used to obtain factors such as the bid-offer spread, exchange rates, volatility, correlation indexes and market liquidity.

iii.	In the valuation of certain financial instruments exposed to interest rate risk, such as interest rate futures, caps and floors, the present value method (futures) and the Black-Scholes model (plain vanilla options) are used. The main inputs used in these models are observable market data, including the related interest rate curves, volatilities, correlations and exchange rates.

The fair value of the financial instruments calculated by the aforementioned internal models considers contractual terms and observable market data, which include interest rates, credit risk, exchange rates, quoted market price of shares, volatility and prepayments, among others. The Bank’s management considers that its valuation models are not significantly subjective, since these methodologies can be adjusted and evaluated, as appropriate, through the internal calculation of fair value and the subsequent comparison with the related actively traded price.

j.	Recognising income and expenses

The most significant criteria used by the Bank to recognise its revenues and expenses are summarised as follows:

i.	Interest revenue, interest expense, and similar items

Interest income is calculated by applying the effective interest rate to the gross carrying amount of financial assets, except for financial assets that have subsequently become credit-impaired (or ‘stage 3’), for which interest revenue is calculated by applying the effective interest rate to their amortised cost (i.e. net of the ECL provision).

ii.	Commissions, fees, and similar items

Fee and commission income and expenses are recognised in the Consolidated Statements of Income using criteria established in IFRS 15 “Revenue from contracts with customers”.

Under IFRS 15, the Bank recognises revenue when (or as) satisfied a performance obligation by transferring a service (i.e. an asset) to a customer; under this definition an asset is transferred when (or as) the customer obtains control of that asset. The Bank considers the terms of the contract and its customary business practices to determine the transaction price.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third-parties.

The Bank transfers control of a good or service over time and, therefore, satisfies a performance obligation and recognises revenue over time, and/or the Bank satisfies the performance obligation at a point in time.

The main revenues arising from commissions, fees and similar items correspond to:

-	Fees and commissions for lines of credits and overdrafts: includes accrued fees related to granting lines of credit and overdrafts in checking accounts.

-	Fees and commissions for guarantees and letters of credit: includes accrued fees in the period relating to granting of guarantee payment for current and contingent third party obligations.

-	Fees and commissions for card services: includes accrued and earned commissions in the period related to use of credit cards, debit cards and other cards

-	Fees and commissions for management of accounts: includes accrued commissions for the maintenance of checking, savings and other accounts

-	Fees and commissions for collections and payments: includes income arising from collections and payments services provided by the Bank.

-	Fees and commissions for intermediation and management of securities: includes income from brokerage, placements, administration and securities’ custody services.

-	Fees and commissions for insurance brokerage fees: includes income arising for insurances distribution.

-	Other fees and commissions: include income arising from currency changes, financial advisory, cashier check issuance, placement of financial products and online banking services.

The main expenses arising from commissions, fees and similar items correspond to:

-	Compensation for card operation: includes commission expenses for credit and debit card operations related to income commissions card services.

-	Fees and commissions for securities transactions: includes commissions expense for deposits, securities custody service and securities’ brokerage.

-	Other fees and commissions: include mainly expenses generated from online services.

The Bank has incorporated disaggregated revenue and expense disclosures and reportable segment relationship in Note 28.

Additionally, the Bank maintains certain loyalty programmes associated to its credit cards services, for which it has deferred a percentage of the consideration received in the statements of financial position to comply with its related performance obligation or has liquidated on a monthly basis as far they arise.

iii.	Loan arrangement fees

Fees that arise as a result of the origination of a loan, mainly application and analysis-related fees, are deferred and charged to the Consolidated Statements of Income over the term of the loan.

k.	Impairment of non-financial assets

The Bank’s non-financial assets, are reviewed at the reporting date to determine whether they show signs of impairment (i.e. its carrying amount exceeds its recoverable amount). If any such evidence exists, the recoverable amount of the asset is estimated, in order to determine the extent of the impairment loss.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is recognised immediately in profit or loss.

In connection with other assets, impairment losses recorded in prior periods are assessed at each reporting date to determine whether the loss has decreased and should be reversed. The increased carrying amount of an asset other than goodwill attributable to a reversal of an impairment loss shall not exceed the carrying amount that would have been determined (net of amortisation or depreciation) had no impairment loss been recognised for the asset in prior years. Goodwill impairment is not reversed.

l.	Property, plant, and equipment

This category includes the amount of buildings, land, furniture, vehicles, computer hardware and other fixtures owned by the consolidated entities or acquired under finance leases. Assets are classified according to their use as follows:

i.	Property, plant and equipment for own use

Property, plant and equipment for own use includes but is not limited to tangible assets received by the consolidated entities in full or partial satisfaction of financial assets representing accounts receivable from third parties which are intended to be held for continuing own use and tangible assets acquired under finance leases. These assets are presented at acquisition cost less the related accumulated depreciation and, if applicable, any impairment losses (when net carrying amount was higher than recoverable amount).

Depreciation is calculated using the straight-line method over the acquisition cost of assets less their residual value, assuming that the land on which buildings and other structures stand has an indefinite life and, therefore, is not subject to depreciation. The Bank applies the following useful lives for the tangible assets that comprise its assets:

ITEM	Useful life (Months)
Land	-
Paintings and works of art	-
Carpets and curtains	36
Computers and hardware	36
Vehicles	36
IT systems and software	36
ATMs	60
Other machines and equipment	60
Office furniture	60
Telephone and communication systems	60
Security systems	60
Rights over telephone lines	60
Air conditioning systems	84
Other installations	120
Buildings	1,200

The consolidated entities assess at each reporting date whether there is any indication that the carrying amount of any tangible asset exceeds its recoverable amount. If this is the case, the carrying amount of the asset is reduced to its recoverable amount and future depreciation charges are adjusted in accordance with the revised carrying amount and to the new remaining useful life.

The estimated useful lives of the items of property, plant and equipment held for own use are reviewed at the end of each reporting period to detect significant changes. If changes are detected, the useful lives of the assets are adjusted by correcting the depreciation charge to be recorded in the Consolidated Statements of Income in future years on the basis of the new useful lives.

Maintenance expenses relating to tangible assets held for own use are recorded as an expense in the period in which they are incurred.

ii.	Assets leased out under operating leases

The criteria used to record the acquisition cost of assets leased out under operating leases, to calculate their depreciation and their respective estimated useful lives, and to record the impairment losses thereof, are consistent with those described in relation to property, plant and equipment held for own use.

m.	Leasing

At inception of a contract the Bank assesses whether a contract contains a lease. A contract contains a lease if the contracts conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Bank assesses whether:

●	the contract involves the use of an identified asset – this may be specified explicitly or implicitly and should be physically distinct. If the supplier has a substantive substitution right, then the asset is not identified.

●	the Bank has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use, and

●	the Bank has the right to direct the use of the asset – this is decision-making purpose for which asset is use.

a.	As a Lessee

The Bank recognises a right-of-use asset and a lease liability at the lease commencement date in accordance within IFRS 16 “Leases”. The main contracts that the Bank has are offices and branches related, which are necessary to carry out its activities.

At the beginning, the right-of-use asset is equal to the lease liability and is calculated as the present value of the lease payments discounted using the incremental interest rate at the commencement date, considering the lease term of each contract. The average incremental interest rate as of December 31, 2022 is 1.59%. After initial recognition, the right-of-use is subsequently depreciated using the straight-line method in accordance with the lease term of the contract, and the lease liability is amortised in accordance with the effective interest method. Financial interest is accounted as interest expense, and depreciation as depreciation expense in each period.

The term of the lease comprises non-cancelable periods established within each contract, while for lease contracts with an indefinite useful life, the Bank has determined to assign a useful life equal to the longer non-cancelable period of its lease agreements. The Bank has elected not to recognise right-of-use assets and lease liabilities for short term leases that have a lease term of 12 months or less and leases of low-value assets. The Bank recognises lease payments associated with these leases as an expense on a straight-line basis over the lease term. Any modification in the terms or lease should be treated as a new measurement.

Initially, the Bank measures the right-of-use asset at cost. The rent of the lease agreements is agreed in UF and paid in pesos. According to that, monthly variation in UF should be treated as a new measurement, and therefore, readjustments should be recognised as a modification to the obligation and the right-of-use asset.

The Bank has not entered into lease agreements with residual value guarantee or variable lease payments.

In applying IFRS 16, the Bank has used the following practical expedients permitted by the standard:

●	accounting for operating leases with a remaining lease term of less than 12 months as at January 1, 2019 as short-term leases.

●	excluding initial direct costs for the measurement of the right-of-use asset at the date of initial application.

The Bank has also elected not to reassess whether a contract is or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date the Bank relied on its assessment made applying IAS 17 and Interpretation 4 Determining whether an Arrangement contains a Lease.

b. As a lessor

When the Bank acts as a lessor, it determines at the beginning if it corresponds to a financial or operating lease. To do this, it evaluates whether it has substantially transferred all the risks and benefits of the asset. In the affirmative case, it corresponds to a financial lease, otherwise it is a financial lease.

The Bank recognises the lease income on a straight-line basis over the lease term.

c.	Third party financing

The Bank recognises the loans with third parties within “Loans and accounts receivable from customers” in the Consolidated Statements of Financial Position, the sum of the present value of the lease payments receivable from the lessee, including the exercise price of the lessee’s purchase option at the end of the lease term, when at the inception of the lease it is reasonably certain that the lessee will exercise the option.

The finance income and expenses arising from these contracts are recorded under “Interest income” and “Interest expense” respectively, in Consolidated Statements of Income to achieve constant return rate over the lease term.

n.	Intangible assets

Intangible assets are identified as non-monetary assets (separately identifiable from other assets) without physical substance which arise as a result of legal or contractual rights. The Bank recognises an intangible asset, whether purchased or self-created (at cost), when the cost of the asset can be measured reliably, and it is probable that the future economic benefits that are attributable to the asset will flow to the Bank.

Intangible assets are recorded initially at acquisition or production cost and are subsequently measured at cost less any accumulated amortisation and any accumulated impairment losses.

Internally developed computer software is recorded as an intangible asset if, among other requirements (basically the Bank’s ability to use or sell it), it can be identified and its ability to generate future economic benefits can be demonstrated.

Intangible assets are amortised on a straight-line basis using the estimated useful life, which has been defined by default in 36 months, and can be modified to the extent that it is demonstrated that the Bank will benefit from the use of the intangible for a different period mentioned above.

Expenditure on research activities is recorded as an expense in the year in which it is incurred and cannot be subsequently capitalized.

o.	Cash and cash equivalents

For the preparation of the cash flow statements, the indirect method was used, starting with the Bank’s consolidated pre-tax income and incorporating non-cash transactions, as well as income and expenses associated with cash flows, which are classified as operating, investment or financing activities.

For the preparation of the cash flow statements, the following items are considered:

i.	Cash flows: Inflows and outflows of cash and cash equivalents, such as deposits with the Central Bank of Chile, deposits in domestic banks, and deposits in foreign banks.

ii.	Operating activities: Principal revenue-producing activities performed by banks and other activities that cannot be classified as investing or financing activities.

The Bank’s activity of granting loans encompasses not only the activities with its debtors but also the related activities that provide the funding to the loans granted. Since the funding for granting such loans is provided by, among other sources, senior bonds, mortgage bonds and subordinated bonds, the Bank presents the related cash flows as operating activities.

iii.	Investing activities: The acquisition and disposal of long-term assets and other investments not included in cash and cash equivalents.

iv.	Financing Activities: Activities that result in changes in the size and composition of the equity and liabilities that are not operating activities.

p.	Expected credit losses allowance – under IFRS 9

IFRS 9 established a new single impairment model applies to all financial assets measured at amortised cost and fair value through other comprehensive income (FVOCI), including commitment and contingent loans. Investments in equity are outside of the scope of the new impairment requirements.

The Bank accounted ECL related to financial assets measured at amortised cost as a loss allowance in the statements of financial position, but the carrying amount of these assets is stated net of the loss allowance. ECL related to contingent loans is accounted as a provision in the statements of financial position. The Bank recognises in profit or loss, as an impairment gain or loss, the amount of ECL (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognised in accordance IFRS 9, for financial assets measured at amortised cost and contingent loans.

The new model uses a dual measurement approach, under which the loss allowance is measured as either:

-	12-month expected credit losses

-	Lifetime expected credit losses

The Bank evaluates the clients within the corporate commercial loan portfolio, by preparing individual credit proposals, verifying debt servicing capacity (projected cash flow), client’s financial history and projections for economic sector. All proposal includes analysis of the client, rating and recommendation. For corporations, the evaluation includes subsidiaries and affiliates. Smaller commercial loans, mortgage loans and consumer loans are grouped into homogeneous portfolios, based on a combination of internal and external characteristics.

According to the Bank’s policy, an exposure will be considered as defaulted when the past-due amounts of an exposure exceed materiality thresholds for 90 or more consecutive days, it has been restructured, it is in judicial collection, it has been writen-off or has been identified as impaired by an internal risk committee. The pulling effect defined as the entire outstanding amount on any loan which has an instalment 90 days or more past due.

As of January 2022, the Bank has updated its definition of default – new default – entailing the application of new parameters on PD, LGD y ELBE, resulting in a release of ECL allowance that amounted of MCh$3,341.

The measurement basis depends on whether there has been a significant increase in credit risk since initial recognition. Based on changes in credit quality since initial recognition, IFRS 9 outlines a “three-stage” model impairment in accordance with the following diagram:

Change in credit quality since initial recognition
Stage 1	Stage 2	Stage 3
Initial recognition	Significant increase in credit risk since initial recognition	Credit impaired assets
12-month expected credit losses	Lifetime expected credit losses	Lifetime expected credit losses

The Bank, at the end of each reporting period, evaluated whether financial instrument’s credit risk has significantly increased since initial recognition or whether an asset is considered to be credit-impaired, and consequently classified the financial instrument in the respective stage:

●	Stage 1: When loans are first recognised, the Bank recognises an allowance based on 12 months ECL. Stage 1 loans also include facilities where the credit risk has improved, and the loan has been returned to Stage 1.

●	Stage 2: When a loan has shown a significant increase in credit risk since origination, the Bank records an allowance for the lifetime ECL. Stage loans also include facilities, where the credit risk has improved, and the loan has been returned to stage 2.

●	Stage 3: Loans considered credit impaired. The Bank records an allowance for the lifetime ECL, setting the PD at 100%.

The Bank considers reasonable and supportable information that is available without undue cost or effort and that may affect the credit risk on a financial instrument, including forward looking information to determine a significant increase in credit risk since initial recognition. Forward looking information includes past events, current conditions and forecast or future economic conditions (macro-economic data).

Credit risk assessment and forward-looking information (including macro-economic factors), includes quantitative and qualitative information based on the Bank’s classification policy:

a.	Adverse changes in the financial situation, such as a significant increase in debt levels.

b.	Significant drops in turnover or in recurring cash flows.

c.	Significant narrowing of operating margins or recurring income.

d.	Significant adverse changes in credit risk cost, due to changes in this risk after initial recognition.

e.	Other changes in the transaction’s credit risk that would impact on conditions being significantly different if the transaction were originated or reissued on the reference date.

f.	An actual or expected reduction of the integral credit rating of the operation (client’s integral rating) or decrease in the performance score.

g.	An actual or expected significant decrease in the price or external credit rating of the mail operation, as well as other external market indicators of the credit risk for similar operations with the same expected life.

The Bank will classify a loan as stage 2, if contractual payments are 30 or more consecutive days past due, because of the credit risk is deemed to have increased significantly since initial credit recognition, but is not an absolute indicator. The bank did not rebut the backstop presumption of IFRS 9 relating to SICR or default.

Expected credit loss measurement (ECL)

The Bank calculates the ECL allowance mainly through IFRS 9 models and using cash flow discounted methodology.

The ECL are the probability-weighted estimate of credit losses, i.e. the present value of all cash shortfalls. A cash shortfall is the difference between the cash flows that are due to an entity in accordance with the contract and the cash flows that the entity expects to receive. The three main components to measure the ECL are:

PD: The Probability of default is an estimate of the likelihood of default over a given time horizon. A default may only happen at a certain time over the assessed period, if the facility has not been previously derecognised and is still in the portfolio.

LGD: The loss given default is an estimate of the loss arising in the case where a default occurs at a given time. It is based on the difference between the contractual cash flows due and those that the lender would expect to receive, including from the realization of any collateral.

EAD: The Exposure at default is an estimate of the exposure at a future default date, taking into account expected changes in the exposure after the reporting date, including repayments of principal and interest, whether scheduled by contract or otherwise, expected drawdown on committed facilities, and accrued interest from missed payments.

For measuring 12-month and lifetime ECL, cash shortfalls are identified as follow:

-	12-month expected credit losses: the portion of lifetime expected credit losses that represents the expected credit losses that result from default events on the financial instruments that are possible within the 12 months after the reporting date.

-	Lifetime expected credit losses: the expected credit losses that result from all possible default events over the expected life of the financial instrument.

The Bank considered a multi-factor analysis to perform credit risk analysis. The type of portfolio or transactions, industry, collaterals and monitoring basis (corporate or Other commercial, which include smaller commercial, mortgage and consumer loans).

The Bank divides its portfolio as:

i.	Commercial loans;

ii.	Mortgage loans;

iii.	Consumer loans; and

iv.	Contingent loans.

ECL allowance calculated on an Individual basis:

For financial assets in the corporate portfolio that are (a) credit-impaired at the reporting date (classified in stage 3 with a PD equal to 100%), and (b) is individually significant, the Bank calculates allowance for expected credit losses on an individual basis by using a “Cash flow discounted Methodology”. In this instance, the Bank measures the expected credit losses as the difference between the asset’s gross carrying amount and the present value of estimated future cash flows discounted at the financial asset’s original effective interest rate. Any adjustment is recognised in profit or loss as an impairment gain or loss.

ECL allowance calculated on a collective basis:

Commercial loans (except for those described within the “ECL allowance calculated on an Individual basis” description aforementioned), mortgage loans and consumer loans are grouped and assessed on a collective basis by using a credit loss allowance model. The estimation of the collective basis expected credit loss allowance considers qualitative and quantitative information that may affect the changes in credit risk and the development of assumptions related to the probabilities of default and loss given default, including forward looking information, multi-factor analysis such as type of portfolio or transaction and macroeconomic factors.

Contingent loans

The Bank has established several irrevocable loan commitments and contingent liabilities. Even though these obligations may not be recognised on the statements of financial position, they contain credit risk and, therefore, form part of the overall risk of the Bank.

When the Bank estimates the ECL for contingent loans, it estimates the expected portion of the loan commitment that will be drawn down over its expected life.

i.	Forward looking information

The ECL model includes a broad range of forward-looking information as economic inputs, such as:

●	GDO growth

●	Unemployment rates

●	Central Banks interest rates

●	Real estate prices

ii.	Modifications of financial assets

When loan measured at amortised cost has been renegotiated or modified but not derecognised, the Bank recognises the resulting gains or losses as the difference between the carrying amount of the original loans and modified contractual cash flows discounted using the EIR before modification.

For ECL estimation purposes on financial assets that have been modified, is required to distinguish between modification that result in derecognition from those that does not result in derecognition. If the modification does not result in derecognition, then the subsequent assessment of whether there is a significant increase in credit risk is made comparing the risk at the reporting date based on the modified contractual term and the risk at initial recognition based on the original, unmodified contractual term.

If the modification results in derecognition, then the modified asset is considered to be a new asset. Accordingly, the date of modification is treated as the date of initial recognition for the purposes of the impairment requirements.

iii.	Collateral

The Banks seeks to use collateral to mitigate its credit risks on financial assets, where possible. Types of collateral are: cash, securities, letters of credit, real estate and inventories. The Bank’s accounting policy for collateral assigned to it through its lending arrangements under IFRS 9 is the same is it was under IAS 39. Collateral, unless repossessed, is not recorded on the Bank’s statements of financial position. However, the fair value of collateral affects the calculation of ECLs. The main collateral associated to mortgage loans are real estate, which are valued based on data provided by specialized third parties.

The estimation of ECL reflects the cash flows expected from collateral and other credit enhancement that are part of the contractual terms of the financial instruments.

According to the Bank’s policy when assets are repossessed they are transferred to assets held for sale at their fair value less cost to sell as non-financial assets at the repossession date.

iv.	Write-offs

The gross carrying amount of a financial asset is reduced when there is no reasonable expectation of recovery. A write-off constitutes a derecognition event of the corresponding loan transaction in its entirety, and therefore, include portions not past-due for installments loans or leasing operation (no partial write-off).

Subsequent recoveries of amounts previously written-off are credited to the income statements, as recovery of loans previously write-off, as a deduction from provisions for loan losses.

Loan and accounts receivable write-offs are recorded for overdue and current installments based on the time periods expired since reaching overdue status, as described below:

Type of loan	Term
Consumer loans with or without collateral	6 months
Other transactions without collateral	24 months
Commercial loans with collateral	36 months
Mortgage loans	48 months
Consumer leasing	6 months
Other non-mortgage leasing transactions	12 months
Mortgage leasing (household and business)	36 months

v.	COVID-19 support measures

The COVID-19 pandemic had a major impact on Chile. At first, the Chilean government announced a series of measures to support lending, which included additional funds to the Guarantee Fund for Small Companies (Fogape), a state fund that guarantees loans, leases and other credits provided to small businesses.The chilean Banks, including us, provided loans with preferential interest rates (MPR plus 3%) and terms of up to 48 months to eligible companies (“Fogape loans”), and 6-month grace period before repayment, guaranteed by the government fund. In February 2021, the government approved the FOGAPE 2.0 – or FOGAPE Reactiva – under this new programme, the maximum rate was set at a monthly rate of TPM (overnight rate) plus 0.6% (7.2% annual rate). The focus was to provide loans for SMEs investments and not only for working capital needs. These loans can be granted until December 31, 2021.

The customers who requested COVID-19 relief, including payment holidays, were not subject to any wider SICR triggers, and were not classified as to Stage 2 for a lifetime ECL assessment unless they had other triggered SICR criteria. Additionally, payment holidays did not cause that such loans to become past due and therefore did not trigger a Stage 2 or Stage 3 lifetime ECL assessment. The assessment of SICRs and the measurement of ECLs are required to be based on reasonable and supportable information that is available to an entity without undue cost or effort. The Bank has developed estimates based on the best available information about past events, current conditions and forecasts of economic conditions.

In 2021, with uncertainties still caused by COVID-19 virus and according to corporate guidelines, our management has decided not to modify the thresholds for SICR. However, the Bank updated the macro economical forward-looking information and scenarios in 2021, increasing the ECL allowance and releasing the overlay provision established at the end of 2020.

In 2022, there have been no new government measures.

q.	Provisions, contingent assets and contingent liabilities

Provisions are liabilities of uncertain timing or amount. Provisions are recognised in the Consolidated Statements of Financial Position when the Bank:

i.	has a present obligation (legal or constructive) as a result of past events, and

ii.	it is probable that an outflow of resources will be required to settle these obligations and the amount of these resources can be reliably measured.

Contingent assets or contingent liabilities are any potential rights or obligations arising from past events whose existence will be confirmed only by the occurrence or non-occurrence if one or more uncertain future events that are not wholly within control of the Bank.

The Consolidated Statements of Financial Position and annual accounts reflect all significant provisions for which it is estimated that it is probable an outflow of resources will be required to meet the obligation where the probability of having to meet the obligation is more likely than not. Provisions are quantified using the best available information on the consequences of the event giving rise to them and are reviewed and adjusted at the end of each year. Provisions must specify the liabilities for which they were originally recognised. Partial or total reversals are recognised when such liabilities cease to exist or are reduced.

Provisions are classified according to the obligation covered as follows:

-	Provision for employee salaries and expenses

-	Provision for mandatory dividends

-	Provision for contingent credit risks

-	Provisions for contingencies

r.	Deferred income taxes and other deferred taxes

The Bank records, when appropriate, deferred tax assets and liabilities for the estimated future tax effects attributable to differences between the carrying amount of assets and liabilities and their tax bases. The measurement of deferred tax assets and liabilities is based on the tax rate, in accordance with the applicable tax laws, using the tax rate that applies to the period when the deferred asset and liability will be settled. The future effects of changes in tax legislation or tax rates are recorded in deferred taxes beginning on the date on which the law is enacted or substantially enacted.

s.	Use of estimates

The preparation of the financial statements requires the Bank’s management to make estimates and assumptions that affect the application of the accounting policies and the reported balances of assets, liabilities, revenues and expenses. Actual results may differ from these estimates.

In certain cases, International Financial Reporting Standards (IFRS) require that assets or liabilities be recorded or disclosed at their fair values. The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When available, quoted market prices in active markets have been used as the basis for measurement. When quoted market prices in active markets are not available, the Bank has estimated such values based on the best information available, including the use of modeling and other valuation techniques.

The Bank has established allowances to cover credit losses. These allowances must be regularly reviewed taking into consideration factors such as changes in the nature and volume of the loan portfolio, trends in forecasted portfolio quality, credit quality and economic conditions that may adversely affect the borrowers’ ability to pay. Increases in the allowances for loan losses are reflected as “Provision for loan losses” in the Consolidated Statements of Income. Loans are charged-off when the Bank’s management determines that a loan or a portion thereof is impaired. Charge-offs are recorded as a reduction of the allowance for loan losses.

The relevant estimates and assumptions made to calculate provisions are regularly reviewed by the Bank’s Management to quantify certain assets, liabilities, revenues, expenses, and commitments.

These estimates, made on the basis of the best available information, mainly refer to:

-	Allowances for loan losses

-	Impairment losses of certain assets

-	The useful lives of tangible and intangible assets

-	The fair value of assets and liabilities

-	Commitments and contingencies

-	Current and deferred taxes

t.	Non-current assets held for sale

As of December 31, 2021 the Bank reclassified its investments on Redbanc and Transbank from Investments held-for-sale to Investments in associates, due to the lack of potential buyers as a result of the ongoing effects caused by COVID-19 pandemic, in Chile and abroad.

The requirements established in IFRS 5 to classify assets (or disposal group) as held for sale are the following:

●	the assets are available for immediate sale in its present conditions and its sale must be highly probable.

●	for the sale to be highly probable, the appropriate level of management is committed to a plan to sell the asset, and an active programme to locate a buyer and complete the plan.

●	additionally, the sale should be expected to qualify for recognition as a completed sale within one year from the date of classification.

An entity shall measure a non-current asset (or disposal group) classified as held for sale at the lower of its carrying amount and fair value less sale cost.

Events or circumstances may extend the period to complete the sale beyond one year. An extension of the period required to complete a sale does not preclude an asset from being classified as held for sale if the delay is caused by events or circumstances beyond the entity’s control and there is sufficient evidence that the entity remains committed to its plan to sell the asset.

Assets received or awarded in lieu of payment

Assets received or awarded in lieu of payment of loans and accounts receivable from clients are recognised at their fair value (as determined by an independent appraisal). A price is agreed upon by the parties through negotiation or, when the parties do not reach an agreement, at the amount at which the Bank is awarded those assets at a judicial auction. In the both cases, an independent appraisal is performed. The excess of the outstanding loan balance over the fair value is charged to net income for the period, under “Provision for loan losses”. Any excess of the fair value over the outstanding loan balance, less costs to sell of the collateral, is returned to the client. These assets are subsequently adjusted to their net realizable value less cost to sale (assuming a forced sale).

The difference between the carrying value of the asset and the estimated fair value less costs to sell is charged to net income for the period, under “Other operating expenses”. The result obtained in the sale of the asset is subsequently recorded under “Other operating income”.

Independent appraisals are obtained at least every 18 months and fair values are adjusted accordingly. No adjustments have been made between appraisals with respect to the period covered by these financial statements considering the stability of the real estate market in Chile during past years and expected stability of the real estate market in the coming years.

At least once a year, the Bank performs the necessary analysis to update the “cost to sale” of assets received or awarded in lieu of payments. According to the Bank’s survey, as of December 31, 2022 the average cost to sale was estimated at 5.8% of the appraisal value (4.0% as of December 31, 2021).

u.	Earnings per share

Basic earnings per share are determined by dividing the net income attributable to the shareholders of the Bank for the reported period by the weighted average number of shares outstanding during the reported period.

Diluted earnings per share are determined in the same way as basic earnings, but the weighted average number of outstanding shares is adjusted to take into consideration the potential diluting effect of stock options, warrants, and convertible debt.

As of December 31, 2022, 2021 and 2020 the Bank did not have any instruments that generated dilution.

v.	Temporary acquisition (assignment) of assets and liabilities

Purchases or sales of financial assets under non-optional repurchase agreements at a fixed price are recorded in the Consolidated Statements of Financial Position based on the nature of the debtor (creditor) under “Deposits in the Central Bank of Chile,” “Deposits in financial institutions” or “Loans and accounts receivable from customers” (“Central Bank of Chile deposits,” “Deposits from financial institutions” or “Customer deposits”), in Note 7.

Differences between the purchase and sale prices are recorded as financial interest over the term of the contract.

w.	Provision for mandatory dividends

As of December 31, 2022, 2021 and 2020 the Bank recorded a provision for mandatory dividends. This provision is made pursuant to Article 79 of the Corporations Act, which is in accordance with the Bank’s internal policy, pursuant to which at least 30% of net income for the period is distributed, except in the case of a contrary resolution adopted at the respective shareholders’ meeting by unanimous vote of the outstanding shares. This provision is recorded, as a deducting item, under the “Retained earnings – provision for mandatory dividends” line of the Consolidated Statements of Changes in Equity with offset to Provisions.

x.	Employee benefits

i.	Post-employment benefits – Defined Benefit Plan:

According to current collective labor agreements and other agreements, the Bank has an additional benefit available to its principal executives, consisting of a pension plan whose purpose is to endow them with funds for a better supplementary pension upon their retirement.

Features of the Plan:

The main features of the Post-Employment Benefits Plan promoted by the Banco Santander-Chile are:

a.	Aimed at the Bank’s management.

b.	The general requirement to apply for this benefit is that the employee must be carrying out his/her duties when turning 60 years old.

c.	The Bank will create a pension fund, with life insurance, for each beneficiary in the plan. Periodic contributions into this fund are made by the manager and matched by the Bank.

d.	The Bank will be responsible for granting the benefits directly.

The Bank uses the method of projected unit credit, to determine the present value of the defined benefit obligation and the current service cost.

Components of defined benefit cost include:

i.	current service cost and any past service cost, which are recognised in profit or loss for the period;

ii.	net interest on the liability (asset) for net defined benefit, which is recognised in profit or loss for the period;

iii.	new liability (asset) remeasurements for net defined benefit include:

a.	actuarial gains and losses;

b.	the difference between the actual return on plan assets and the interest on plan assets included in the net interest component and;

c.	changes in the effect of the asset ceiling.

The liability (asset) for net defined benefit is the deficit or surplus, determined as the difference between the present value of the defined benefit obligation less the fair value of plan assets.

Plan assets comprise the pension fund taken out by the Group with a third party that is not a related party. These assets are held by an entity legally separated from the Bank and exist solely to pay benefits to employees.

The Bank recognises the present service cost and the net interest of the Personnel salaries and expenses on the Consolidated Statements of Income.

The post-employment benefits liability, recognised in the Consolidated Statements of Financial Position represents the deficit or surplus in the defined benefit plans of the Bank. Any surplus resulting from the calculation is limited to the present value of any economic benefits available in the form of refunds from the plan or reductions in future contributions.

When employees leave the plan before meeting the requirements to be eligible for the benefit, contributions made by the Bank are reduced.

ii.	Cash-settled share-based compensation

The Bank allocates cash-settled share-based compensation to executives of the Bank and its Subsidiaries in accordance with IFRS 2. The Bank measures the services received and the obligation incurred at fair value. Until the obligation is settled, the Bank determines the fair value at the end of each reporting period, as well as at the date of settlement, recognising any change in fair value in the income statements of the period.

y.	Application of new and revised International Financial Reporting Standards

1. New and revised standards effective in current year

The following new and revised IFRS have been adopted in these financial statements:

Interest rate benchmark reform - phase 2. Issued on August 27, 2020, and once IASB has finalized its response to the ongoing reform of inter-bank offered rates (IBOR) and other interest rate benchmarks by issuing a package of amendments to IFRS Standards.

The objectives of the Phase 2 amendments are to support companies when changes to contractual cash flow or hedging relationship are made, thus helping companies to provide investors with useful information.

The amendments complement those issued in 2019 and focus on the effects on financial statements when a company replaces the old interest rate benchmark with an alternative benchmark rate as a result of the reform.

The amendments in this final phase relate to:

●	changes to contractual cash flows—a company will not have to derecognise or adjust the carrying amount of financial instruments for changes required by the reform, but will instead update the effective interest rate to reflect the change to the alternative benchmark rate;

●	hedge accounting—a company will not have to discontinue its hedge accounting solely because it makes changes required by the reform, if the hedge meets other hedge accounting criteria; and

●	disclosures—a company will be required to disclose information about new risks arising from the reform and how it manages the transition to alternative benchmark rates.

These amendments are effective for annual reporting periods beginning on or after January 1, 2021, with early adoption permitted. The Bank has already implemented this standard, since it has been working since 2019 in a “transition programme”, under the defined road map, the Bank has identified impacted clients and areas, risks to which the Bank is exposed, determined working teams and has involved senior management in a strong governance plan and, additionally has established action´s plans for each impacted risk and impacted areas, which allow us face the challenges related to RFR elimination. See Note 37.

2. New and revised IFRS issued but not effective

As of the closing date of these financial statements, new International Financial Reporting Standards had been published as well as interpretations of them, which were not mandatory as of December 31, 2022. Although in some cases the early application is permitted by the IASB, the Bank has not taken that option.

Amendments to IFRS 10 and IAS 28 - Sale or Contributions of Assets between an Investor and its Associate or Joint Venture. Issued on September 11, 2014, the IASB has published ‘Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28)’. The amendments address a conflict between the requirements of IAS 28 ‘Investments in Associates and Joint Ventures’ and IFRS 10 ‘Consolidated Financial Statements’ and clarifies the treatment of the sale or contribution of assets from an investor to its associate or joint venture, as follows:

●	requires full recognition in the investor’s financial statements of gains and losses arising on the sale or contribution of assets that constitute a business (as defined in IFRS 3 Business Combinations); and

●	requires the partial recognition of gains and losses where the assets do not constitute a business, i.e. a gain or loss is recognised only to the extent of the unrelated investors’ interests in that associate or joint venture.

On December 17, 2015 the IASB has published final amendments to “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”. The amendments defer the effective date of the September 2014 amendments to these standards indefinitely until the research project on the equity method has been concluded. The Bank’s management has considered that these amendments will not have a material impact on the consolidated financial statements of the Bank.

Amendments to IAS 1 - Classification of liabilities as current or non-current. Issued on January 23, 2020, this amendment to provide a general approach to the classification of liabilities under IAS 1 based on the contractual arrangements in place at the reporting date. The amendments affect only the presentation of liabilities in the statement of financial position — not the amount or timing of recognition of any asset, liability income or expenses, or the information that entities disclose about those items. The Amendments:

●	clarify that the classification of liabilities should be based on rights that are in existence at the end of the reporting period and align the wording in all affected paragraphs to refer to the “right” to defer settlement by at least twelve months and make explicit that only rights in place “at the end of the reporting period” should affect the classification of a liability;

●	clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and

●	make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.

The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and are to be applied retrospectively. Earlier application is permitted. The Bank’s management is evaluating the potential impact of these standards on the consolidated financial statements of the Bank.

Annual Improvements to IFRS Standards 2018–2020. Issued on May 15, 2020, the pronouncement contains amendments to four International Financial Reporting Standards (IFRSs) as result of the IASB’s annual improvements project:

1.	IFRS 1 First-time Adoption of International Financial Reporting Standards. Subsidiary as a first-time adopter. The amendment permits a subsidiary that applies paragraph D16(a) of IFRS 1 to measure cumulative translation differences using the amounts reported by its parent, based on the parent’s date of transition to IFRSs.

2.	IFRS 9 Financial Instruments. Fees in the ‘10 per cent’ test for derecognition of financial liabilities. The amendment clarifies which fees an entity includes when it applies the ‘10 per cent’ test in paragraph B3.3.6 of IFRS 9 in assessing whether to derecognise a financial liability. An entity includes only fees paid or received between the entity (the borrower) and the lender, including fees paid or received by either the entity or the lender on the other’s behalf.

3.	IFRS 16 Leases. Lease incentives. The amendment to Illustrative Example 13 accompanying IFRS 16 removes from the example the illustration of the reimbursement of leasehold improvements by the lessor in order to resolve any potential confusion regarding the treatment of lease incentives that might arise because of how lease incentives are illustrated in that example.

4.	IAS 41 Agriculture. Taxation in fair value measurements. The amendment removes the requirement in paragraph 22 of IAS 41 for entities to exclude taxation cash flows when measuring the fair value of a biological asset using a present value technique. This will ensure consistency with the requirements in IFRS 13.

The amendments to IFRS 1, IFRS 9, and IAS 41 are effective for annual periods beginning on or after January 1, 2022. Early application is permitted. The amendment to IFRS 16 only regards an illustrative example, so no effective date is stated. The Bank’s management is evaluating the potential impact of these standards.

Amendments to IAS 16 Property, Plant and Equipment — Proceeds before Intended Use. Issued on May 15, 2020, this amends the standard to prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognises the proceeds from selling such items, and the cost of producing those items, in profit or loss. The amendments are effective for annual periods beginning on or after January 1, 2022. Early application is permitted. The Bank’s management is evaluating the potential impact of these standards.

Amendments to IAS 37 Onerous Contracts — Cost of Fulfilling a Contract. Issued on May 15, 2020, the changes specify that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract (examples would be direct labor, materials) or an allocation of other costs that relate directly to fulfilling contracts (an example would be the allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract). The amendments published today are effective for annual periods beginning on or after January 1, 2022. Early application is permitted. The Bank’s management is evaluating the potential impact of these standards.

Amendments to IFRS 3 - Reference to the Conceptual Framework. Issued on May 15, 2020, the changes include:

●	update IFRS 3 so that it refers to the 2018 Conceptual Framework instead of the 1989 Framework;

●	add to IFRS 3 a requirement that, for transactions and other events within the scope of IAS 37 or IFRIC 21, an acquirer applies IAS 37 or IFRIC 21 (instead of the Conceptual Framework) to identify the liabilities it has assumed in a business combination; and

●	add to IFRS 3 an explicit statement that an acquirer does not recognise contingent assets acquired in a business combination.

The amendments are effective for annual periods beginning on or after January 1, 2022. Early application is permitted if an entity also applies all other updated references (published together with the updated Conceptual Framework) at the same time or earlier. The Bank’s management is evaluating the potential impact of these standards.

Amendments to IAS 8 - Definition of Accounting estimates. Issued on February 12, 2021, these amendments help entities to distinguish between accounting policies and accounting estimates. The changes to IAS 8 focus entirely on accounting estimates and clarify the following:

●	The definition of a change in accounting estimates is replaced with a definition of accounting estimates. Under the new definition, accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty”.

●	Entities develop accounting estimates if accounting policies require items in financial statements to be measured in a way that involves measurement uncertainty.

●	The Board clarifies that a change in accounting estimate that results from new information or new developments is not the correction of an error. In addition, the effects of a change in an input or a measurement technique used to develop an accounting estimate are changes in accounting estimates if they do not result from the correction of prior period errors.

●	A change in an accounting estimate may affect only the current period’s profit or loss, or the profit or loss of both the current period and future periods. The effect of the change relating to the current period is recognised as income or expense in the current period. The effect, if any, on future periods is recognised as income or expense in those future periods.

The amendments are effective for annual periods beginning on or after 1 January 2023 and changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. Earlier application is permitted. The Bank’s management is evaluating the potential impact of these standards.

Amendments to IAS 1 and IFRS Practice Statement 2 - Disclosure of Accounting Policies. Issued on February 12, 2021, these amendments intended to help preparers in deciding which accounting policies to disclose in their financial statements. Disclosure of Accounting Policies amends IAS 1 in the following ways:

An entity is now required to disclose its material accounting policy information instead of its significant accounting policies;

-	several paragraphs are added to explain how an entity can identify material accounting policy information and to give examples of when accounting policy information is likely to be material;

-	the amendments clarify that accounting policy information may be material because of its nature, even if the related amounts are immaterial; the amendments clarify that accounting policy information is material if users of an entity’s financial statements would need it to understand other material information in the financial statements; and

-	the amendments clarify that if an entity discloses immaterial accounting policy information, such information shall not obscure material accounting policy information.

In addition, IFRS Practice Statement 2 has been amended by adding guidance and examples to explain and demonstrate the application of the ‘four-step materiality process’ to accounting policy information in order to support the amendments to IAS 1.

The amendments are applied prospectively. The amendments to IAS 1 are effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. Once the entity applies the amendments to IAS 1, it is also permitted to apply the amendments to IFRS Practice Statement 2. The Bank’s management is evaluating the potential impact of these standards.

Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12). Issued on May 7, 2021, to clarify how companies account for deferred tax on transactions such as leases (when a lessee recognises an asset and a liability at the lease commencement) and decommissioning obligations (when an entity recognises a liability and includes the decommissioning costs in the cost of the item of property, plant and equipment).

The main change in Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12) is an exemption from the initial recognition exemption provided in IAS 12.15(b) and IAS 12.24. Accordingly, the initial recognition exemption does not apply to transactions in which equal amounts of deductible and taxable temporary differences arise on initial recognition. This is also explained in the newly inserted paragraph IAS 12.22A. The amendments are effective for annual reporting periods beginning on or after January 1, 2023. Early adoption is permitted. The Bank’s management is evaluating the potential impact of these standards.

Initial Application of IFRS 17 and IFRS 9—Comparative Information. Issued on December 9, 2021, the main amendment is a narrow-scope amendment to the transition requirements of IFRS 17 for entities that first apply IFRS 17 and IFRS 9 at the same time. The amendment regards financial assets for which comparative information is presented on initial application of IFRS 17 and IFRS 9, but where this information has not been restated for IFRS 9. Under the amendment, an entity is permitted to present comparative information about a financial asset as if the classification and measurement requirements of IFRS 9 had been applied to that financial asset before. The option is available on an instrument-by-instrument basis. In applying the classification overlay to a financial asset, an entity is not required to apply the impairment requirements of IFRS 9. There are no changes to the transition requirements in IFRS 9. The Bank’s management is evaluating the potential impact of these standards.

z.	Reclassification

The Bank has made changes to the presentation of the consolidated financial statements. The main impacts are related to a different grouping of some lines without affecting any of the balances previously disclosed.

This new presentation for consolidated statements of financial position and consolidated statements of income was applied retrospectively for the comparative figures included in these financial statements.

The main impacts consist merely of reclassifications as explained below:

Consolidated statements of financial position

Previous presentation	31-12-2021		Current presentation	31-12-2021
	MCh$			MCh$
ASSETS			ASSETS
Cash and deposits in banks	2,881,558		Cash and deposits in banks	2,881,558
Cash items in process of collection	390,271		Cash items in process of collection	390,271
Financial derivative contracts	10,123,607		Financial assets for trading at FVTPL	9,567,818
Trading	9,494,471	A	Financial derivative contracts	9,494,471	A
Hedging	629,136	C	Debt financial instruments	73,347	A
Financial assets held for trading	73,347	A	Financial assets at FVOCI	5,902,514
Loans and account receivable at amortised cost	35,477,628		Debt financial instrument	5,803,139	B
Interbank	428	D	Other financial instruments	99,375	B
L&AR	35,477,200	D	Financial derivative contracts for hedge accounting	629,136	C
Debt instruments at amortised cost	4,691,730	D	Financial assets at amortised cost	40,169,358
Loans and account receivable at FVOCI	99,375	B	Debt financial instruments	4,691,730	D
Debt instruments at FVOCI	5,803,139	B	Interbank loans	428	D
Equity instruments at FVOCI	189	E	Loans and account receivable from customers	35,477,200	D
Investments in associates and other companies	35,745		Investments in associates and other companies	35,934	E
Intangible assets	95,411		Intangible assets	95,411
Property, plant, and equipment	236,939		Property, plant, and equipment	236,939
Right of use assets	137,879		Right of use assets	137,879
Current taxes	121,534		Current taxes	121,534
Deferred taxes	710,896		Deferred taxes	710,896
Other assets	2,962,702		Other assets	2,932,814
Other assets	2,932,814		Non current assets and disposal groups for sale	29,888	F
Non-current assets	29,888	F
TOTAL ASSETS	63,841,950		TOTAL ASSETS	63,841,950

At the statement of financial position level, the Bank has decided to group the assets and liabilities according to their measurement category, among other minor reclassifications, as explained below.

A.	Financial assets for trading at FVTPL

Includes derivative contracts and debt financial instruments for trading purposes.

B.	Financial assets at FVOCI

Includes debt instruments at FVOCI and other financial instruments, which currently include loans at FVOCI.

C.	Financial derivative contracts for hedge accounting

Includes derivative contracts for hedging purposes which are presented separately from trading purposes, to provide more granular information.

D.	Financial assets at amortised cost

Includes debt financial instruments, interbank loans separately from account receivable from customers, which were previously presented in a single line in the face of statement of financial position. The Bank has decided to homogenise the presentation.

E.	Equity instruments at FVOCI

Equity instrumnets are presented together with Investments in associates and other companies at the face of the statement of financial position. The details are presented in Note 9 - Investmente in associates and other companies.

F.	Non-current assets and disposal groups for sale

This new line item includes Assets received or awarded in lieu of payment and Non-current assets held for sale, which currently include assets recovered from leasing for sale. The Bank has decided to open this presentation to improve the transparency of the figures presented in these financial statements.

Previous presentation	31-12-2021		Current presentation	31-12-2021
	MCh$			MCh$
LIABILITIES
Deposits and other demand liabilities	17,900,938	I	Cash items in process of being cleared	379,934
Cash items in process of being cleared	379,934		Financial liabilities for trading at FVTPL	9,507,031
Obligations under repurchase agreements	86,634	I	Financial derivative contracts	9,507,031	G
Time deposits and other time liabilities	10,131,055	I	Financial derivative contracts for accounting hedges	1,364,210	H
Financial derivative contracts	10,871,241		Financial liabilities at amortised cost	44,063,540
Trading	9,507,031	G	Deposits and other demand liabilities	17,900,938	I
Hedging	1,364,210	H	Time deposits and other time liabilities	10,131,055	I
Interbank borrowings	8,826,583	I	Obligations under repurchase agreements	86,634	I
Issued debt instruments	8,397,060		Interbank borrowings	8,826,583	I
Issued instruments	6,935,423	I	Issued debt instruments	6,935,423	I
Capital instruments	1,461,637	J	Other financial liabilities	182,907	I
Other financial liabilities	182,907	I	Lease liabilities	139,795
Lease liabilities	139,795		Regulatory capital financial instruments	1,461,637	J
Current taxes	-		Provisions	463,949
Deferred taxes	427,655		Current taxes	-
Provisions	463,949		Deferred taxes	427,655
Other liabilities	1,606,626		Other liabilities	1,606,626
TOTAL LIABILITIES	59,414,377		TOTAL LIABILITIES	59,414,377
EQUITY
Attributable to the shareholders of the Bank:	4,333,213		Attributable to the shareholders of the Bank:	4,333,213
Capital	891,303		Capital	891,303
Reserves	2,550,559		Reserves	2,550,559
Valuation adjustments	(353,850)		Valuation adjustments	(353,850)
Others equity instruments issued other than capital	598,136		Others equity instruments issued other than capital	598,136
Retained earnings	647,065		Retained earnings	647,065
Retained earnings from prior years	57,338		Retained earnings from prior years	57,338
Income for the year	842,467		Income for the year	842,467
Minus: Provision for mandatory dividends	(252,740)		Minus: Provision for mandatory dividends	(252,740)
Non-controlling interest	94,360		Non-controlling interest	94,360
TOTAL EQUITY	4,427,573		TOTAL EQUITY	4,427,573
TOTAL LIABILITIES AND EQUITY	63,841,950		TOTAL LIABILITIES AND EQUITY	63,841,950

G.	Financial liabilities for trading at FVTPL

Includes derivative contracts for trading purposes.

H.	Financial derivative contracts for hedge accounting

Includes derivative contracts for hedging purposes which are presented separately from trading purposes, to provide more detailed information.

I.	Financial liabilities at amortised cost

Includes Deposits and other demand liabilities, time deposits and other time liabilities, obligations under repurchase agreements, interbank borrowings, issued debt instruments, and other financial liabilities. Regarding Issued debt instruments, only senior bonds are included, Subordinted bonds are presented separately in Regulatory capital financial instruments.

J.	Regulatory capital financial instruments

Includes subordinated bonds which were presented together with senior bonds into Issued debt instruments in prior years. The Bank is implementing Basel III and subordinated bonds are included for regulatory capital calculation.

Consolidated statements of income

Previous presentation	31-12-2021	Reclassification		Current presentation	31-12-2021
	MCh$	MCh$			MCh$
Interest income	2,921,097	(16,266)	A	Interest income and inflation	2,904,831
Interest expense	(1,109,746)			Interest expense and inflation	(1,109,746)
Net interest income	1,811,351			Net interest income	1,795,085
Fee and commission income	578,604	16,266	A	Fee and commission income	594,870
Fee and commission expense	(245,853)			Fee and commission expense	(245,853)
Net fee and commission income	332,751			Net fee and commission income	349,017
				Net income from financial operations:
Net income (expense) from financial operations	(6,403)	(22,199)	B	Net income/(expense) from financial assets and liabilities for trading	(28,602)
		22,199	B	Net income from derecognising financial assets and liabilities at amortised cost and financial assets at fair value through other comprehensive income	22,199
Net foreign exchange gain	125,431			Net income from exchange, adjustment and hedge accounting of foreign exchange	125,431
Other operating income	10,391	(10,391)	C
Net operating profit before provision for loan losses	2,273,521			Net income from financial operations	119,028
Provision for loan losses	(291,083)	291,083	F
		(475)	E, C	Income from investments in associates and other companies	(475)
		2,297	C, D	Net income from non-current assets and groups available for sale not admissible as discontinued operations	2,297
		1,662	C	Other operating income	1,662
NET OPERATING INCOME	1,982,438			TOTAL OPERATING INCOME	2,266,614
Personnel salaries and expenses	(397,675)			Personnel salaries and expenses	(397,675)
Administrative expenses	(280,134)			Administrative expenses	(280,134)
Depreciation and amortisation	(122,055)			Depreciation and amortisation	(122,055)
Impairment of property, plant, and equipment	-			Impairment of property, plant, and equipment	-
Other operating expenses	(107,819)	107,819	D
Total operating expenses	(907,683)	(101,430)	D, C	Other operating expenses	(101,430)
OPERATING INCOME	1,074,755			TOTAL OPERATING EXPENSES	(901,294)
Income from investments in associates and other companies	(663)	663	E	NET OPERATING INCOME BEFORE CREDIT LOSSES	1,365,320
				Provisions for loan losses for interbank loans and account receivable from customers	(355,638)
		(145)	D	Provisions for loan losses for contingent loans and others	(12,254)
				Recovery of loans previously charged-off	76,999
				Provision for loan losses for other financial assets at amortised cost and financial assets at fair value through OCI	(335)
		(291,083)	F	Provision for loan losses	(291,228)
Income from continuing operations before tax	1,074,092			NET OPERATING INCOME BEFORE INCOME TAX	1,074,092
Income tax expense	(221,664)			Income tax expense	(221,664)
Result of continuing operations	852,428			Result of continuing operations	852,428
Result of discontinued operations	-			Result of discontinued operations	-
NET INCOME FOR THE YEAR	852,428	0		NET INCOME FOR THE YEAR	852,428

A.	Prepayment commission

Prepayment commissions are reclassified from Interest income to Fee and commission income.

B.	Net income from financial operations

Net income from financial operations is divided considering its measurement category into the following concepts:

●	Net income/(expense) from financial assets and liabilities for trading, and

●	Net income from derecognising financial assets and liabilities at amortised cost and financial assets at fair value through other comprehensive income.

C.	Other operating income

The Bank has added the line “Net income from non-current assets and groups available for sale not admissible as discontinued operations” in the Consolidated Statement of Income, in order to include the income related to a) assets received or awarded in lieu of payment and b) to a lesser extent, income from sale of non-current assets, and c) other minor reclassifications as presented in the following table:

Previous presentation	31-12-2021	Current presentation	31-12-2021
	MCh$		MCh$
Other operating income	10,391
		Net income from non-current assets and groups available for sale not admissible as discontinued operations
		assets received or awarded in lieu of payment	6,152
		sale of fixed assets	673
		Income from investments in associates and other companies
		Income from sale of investment	188
		Other operating expenses
		recovery from operational risk expenses	2,389
		Other operating income
		others	1,662
TOTAL	10,391	TOTAL	10,391

D.	Other operating expenses

In accordance wth the aforementioned, expenses from assets received or awarded in lieu of payment and are included in Net income from non-current assets and groups available for sale not admissible as discontinued operations and recovery from operational risk expenses are now included in other operating expenses. A summary of the adjustments is presented in the following table:

Previous presentation	31-12-2021	Current presentation	31-12-2021
	MCh$		MCh$
Other operating expenses	107,819
		Net income from non-current assets and groups available for sale not admissible as discontinued operations
		assets received or awarded in lieu of payment	3,855
		Provision for loan losses
		country risk	145
		Other operating expenses
		other	103,819
TOTAL	107,819	TOTAL	107,819
		Other operating expenses
		other	103,819
		Less: recovery from operational risk expenses	(2,389)
		TOTAL	101,430

E.	Income from investments in associates and other companies

In the current presentation this item is presented as Operating income, plus the income from sale of investments (MCh$188), as mentioned in letter C.

F.	Provision for loan losses

Provision is presented below operating expenses and opening in the main concepts, to provide more detail.